DEBT DEBT 3 (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Long-term Debt, Semi-annual Payments [Abstract]
February 1, 2014	$ 2,295
August 1, 2014	2,390
February 1, 2015	2,485
August 1, 2015	2,585
February 1, 2016	2,690
August 1, 2016	2,800
February 1, 2017	2,910
August 1, 2017	3,025
February 1, 2018	3,150
August 1, 2018	3,275
February 1, 2019	14,410
Long-term Debt	$ 42,015	$ 46,350